Lease Commitments (Tables)	12 Months Ended
Dec. 30, 2012
Lease Commitments [Abstract]
Schedule of Lease Commitments
The future minimum lease payments related to the Company's non-cancelable operating lease commitments as of December 30, 2012 are as follows:

For the years ending the Sunday closest to December 31:
2013	$4,640
2014	4,616
2015	3,447
2016	2,523
2017	2,203
Thereafter	2,551

Total minimum lease payments	$19,980